Strive Total Return Bond ETF
Schedule of Investments
June 30, 2025

MORTGAGE-BACKED SECURITIES - 44.0%(a)	Par	Value
Federal Home Loan Mortgage Corp.
Pool QF3730, 5.00%, 11/01/2052	$ 798,016	$787,288
Pool QF5342, 4.00%, 12/01/2052	1,383,503	1,287,081
Pool QI2043, 6.00%, 03/01/2054	284,242	290,247
Pool QI4343, 4.50%, 04/01/2054	2,368,552	2,270,466
Pool QJ0225, 6.00%, 07/01/2054	1,193,524	1,219,486
Pool QJ6384, 5.50%, 10/01/2054	452,488	452,786
Pool QJ7677, 5.50%, 11/01/2054	1,982,196	1,987,216
Pool QJ7705, 5.00%, 11/01/2054	490,351	481,671
Pool QJ7711, 5.00%, 11/01/2054	950,053	932,641
Pool QX1669, 5.00%, 12/01/2054	907,387	899,264
Pool SD1961, 5.50%, 12/01/2052	360,552	360,564
Pool SD2500, 5.00%, 03/01/2053	877,648	860,466
Pool SD5781, 6.00%, 07/01/2054	607,558	621,153
Pool SD6591, 5.00%, 10/01/2054	467,448	458,296
Pool SD7029, 5.00%, 12/01/2054	985,977	976,534
Pool SD8134, 2.00%, 03/01/2051	1,424,582	1,132,033
Pool SD8256, 4.00%, 10/01/2052	1,869,815	1,739,500
Pool SD8322, 4.50%, 05/01/2053	873,285	835,483
Pool SD8325, 6.00%, 05/01/2053	915,227	931,988
Pool SD8384, 6.00%, 12/01/2053	1,914,362	1,945,832
Pool SL0079, 5.00%, 02/01/2055	991,052	974,686
Pool SL0741, 6.00%, 02/01/2055	989,375	1,009,720
Federal National Mortgage Association
Pool BW8868, 5.00%, 10/01/2052	1,815,451	1,782,180
Pool CB4379, 4.00%, 08/01/2052	2,276,495	2,122,818
Pool DB6624, 5.50%, 06/01/2054	646,146	650,986
Pool DC9709, 6.00%, 01/01/2055	495,098	505,403
Pool FA0516, 5.00%, 02/01/2055	991,897	974,958
Pool FS3826, 3.00%, 01/01/2052	3,215,930	2,791,685
Pool FS4932, 6.00%, 06/01/2053	699,660	715,097
Pool FS5635, 4.00%, 11/01/2052	1,781,926	1,657,736
Pool FS8417, 4.00%, 10/01/2052	1,022,013	957,811
Pool FS9287, 5.50%, 09/01/2054	979,916	981,786
Pool MA4356, 2.50%, 06/01/2051	1,393,763	1,164,124
Pool MA4919, 5.50%, 02/01/2053	858,389	858,417
Pool MA4941, 5.50%, 03/01/2053	832,987	833,015
Pool MA5008, 4.50%, 05/01/2053	1,304,740	1,248,262
Pool MA5039, 5.50%, 06/01/2053	908,695	908,725
Pool MA5109, 6.50%, 08/01/2053	314,755	325,979
Pool MA5165, 5.50%, 10/01/2053	849,628	849,656
Pool MB0302, 5.50%, 02/01/2055	984,295	984,327
Ginnie Mae II Pool
Pool MA8493, 6.50%, 12/20/2052	99,188	101,830
Pool MA8570, 5.50%, 01/20/2053	724,873	725,803
Pool MA8647, 5.00%, 02/20/2053	812,245	798,026
Pool MA8725, 5.00%, 03/20/2053	412,082	404,868
Pool MA8726, 5.50%, 03/20/2053	670,789	671,650
Pool MA8727, 6.00%, 03/20/2053	982,946	997,031
Pool MA8800, 5.00%, 04/20/2053	418,401	411,076
Pool MA8801, 5.50%, 04/20/2053	841,464	843,595
Pool MA8877, 4.50%, 05/20/2053	1,321,598	1,265,422
Pool MA8878, 5.00%, 05/20/2053	523,102	513,944
Pool MA8879, 5.50%, 05/20/2053	839,431	840,508
Pool MA8880, 6.00%, 05/20/2053	653,962	663,333
Pool MA8948, 5.50%, 06/20/2053	1,032,385	1,033,709
Pool MA8949, 6.00%, 06/20/2053	1,034,141	1,051,545
Pool MA9018, 6.00%, 07/20/2053	338,850	343,706
Pool MA9105, 5.00%, 08/20/2053	1,768,862	1,737,896
Pool MA9166, 3.00%, 09/20/2053	165,330	146,878
Pool MA9305, 5.50%, 11/20/2053	750,632	751,596
Pool MA9539, 4.50%, 03/20/2054	955,166	914,864
TOTAL MORTGAGE-BACKED SECURITIES (Cost $56,809,820)		56,984,646

ASSET-BACKED SECURITIES - 16.1%	Par	Value
ACHV ABS TRUST, Series 2024-2PL, Class D, 6.40%, 10/27/2031 (b)	376,753	378,030
Affirm, Inc., Series 2024-A, Class D, 6.89%, 02/15/2029 (b)	200,000	201,895
American Heritage Auto Receivables Trust, Series 2024-1A, Class D, 6.34%, 01/18/2033 (b)	250,000	256,312
Avis Budget Car Rental LLC
Series 2023-1A, Class C, 6.23%, 04/20/2029 (b)	300,000	306,676
Series 2025-2A, Class C, 6.24%, 08/20/2031 (b)	1,000,000	1,026,286
Bankers Healthcare Group, Inc., Series 2024-1CON, Class C, 6.86%, 04/17/2035 (b)	400,000	410,843
Carvana Auto Receivables Trust
Series 2023-P4, Class D, 7.37%, 10/10/2030 (b)	1,000,000	1,062,453
Series 2023-P5, Class D, 7.18%, 12/10/2030 (b)	1,000,000	1,063,416
Series 2024-P2, Class D, 6.10%, 06/10/2031	250,000	257,286
Series 2024-P3, Class D, 5.39%, 09/10/2032	500,000	499,375
COLT Funding LLC, Series 2022-4, Class A2, 4.50%, 03/25/2067 (b)(c)	412,617	397,648
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.30%, 06/25/2066 (b)(c)	885,000	606,958
FHF Trust
Series 2024-2A, Class C, 6.43%, 07/15/2030 (b)	790,000	810,857
Series 2024-2A, Class D, 7.15%, 09/15/2031 (b)	500,000	515,393
Series 2024-3A, Class D, 6.01%, 12/15/2031 (b)	500,000	501,623
FIGRE Trust 2024-HE1, Series 2024-HE1, Class B, 6.51%, 03/25/2054 (b)(c)	735,856	760,727
FREED ABS Trust
Series 2021-3FP, Class D, 2.37%, 11/20/2028 (b)	45,517	45,324
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (b)	199,923	201,309
GCAT, Series 2021-NQM4, Class A3, 1.56%, 08/25/2066 (b)(c)	1,073,305	881,967
GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.37%, 08/15/2031 (b)	1,000,000	1,032,877
GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A, 2.70%, 01/20/2049 (b)	126,580	108,110
GreenSky LLC
Series 2024-1, Class D, 7.33%, 06/25/2059 (b)	500,000	519,531
Series 2024-2, Class D, 6.43%, 10/27/2059 (b)	1,000,000	1,013,406
Helios Issuer LLC, Series 2021-B, Class A, 1.62%, 07/20/2048 (b)	74,814	62,326
Hertz Corp., Series 2023-4A, Class C, 7.51%, 03/25/2030 (b)	500,000	518,069
Marlette Funding Trust
Series 2023-2A, Class D, 7.92%, 06/15/2033 (b)	300,000	310,527
Series 2024-1A, Class D, 6.93%, 07/17/2034 (b)	500,000	514,205
MFRA Trust, Series 2021-NQM2, Class A3, 1.47%, 11/25/2064 (b)(c)	362,112	318,435
Octane Receivables Trust, Series 2024-RVM1, Class D, 6.30%, 01/22/2046 (b)	500,000	505,113
Pagaya AI Debt Selection Trust, Series 2025-1, Class D, 6.28%, 07/15/2032 (b)	999,915	1,003,525
PRPM LLC, Series 2022-NQM1, Class A3, 5.50%, 08/25/2067 (b)(d)	264,954	272,508
Purchasing Power Funding, Series 2024-A, Class D, 7.26%, 08/15/2028 (b)	200,000	202,112
Republic Finance Issuance Trust, Series 2024-A, Class C, 7.28%, 08/20/2032 (b)	250,000	256,918
Saluda Grade Mortgage Funding LLC, Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (b)(c)	367,151	379,572
SBNA Auto Receivables Trust 2024-A, Series 2024-A, Class D, 6.04%, 04/15/2030 (b)	500,000	510,631
SoFi Consumer Loan Program Trust, Series 2025-1, Class D, 5.72%, 02/27/2034 (b)	1,000,000	1,012,257
Sunnova Energy International, Inc., Series 2023-B, Class A, 5.30%, 08/22/2050 (b)	86,780	79,305
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (b)	200,000	202,619
Towd Point Mortgage Trust, Series 2024-4, Class A2, 4.43%, 10/27/2064 (b)(c)	1,500,000	1,357,300
Veros Automobile Receivables Trust, Series 2024-1, Class C, 7.57%, 12/15/2028 (b)	500,000	514,394
TOTAL ASSET-BACKED SECURITIES (Cost $20,488,793)		20,878,118

U.S. TREASURY SECURITIES - 13.7%	Par	Value
GOVT - 13.7%
United States Treasury Note/Bond
4.63%, 11/15/2026	1,350,000	1,363,289
0.63%, 03/31/2027	800,000	757,938
4.38%, 08/31/2028	1,000,000	1,019,961
3.50%, 04/30/2030	1,000,000	987,324
4.13%, 08/31/2030	1,000,000	1,014,648
1.25%, 08/15/2031	1,000,000	855,664
1.88%, 02/15/2032	1,900,000	1,669,440
4.13%, 11/15/2032	1,200,000	1,208,531
3.50%, 02/15/2033	1,000,000	964,297
3.88%, 08/15/2033	1,000,000	985,078
4.38%, 05/15/2034	1,000,000	1,015,898
4.50%, 05/15/2038	1,000,000	1,012,109
3.50%, 02/15/2039	1,200,000	1,083,891
1.13%, 05/15/2040	2,000,000	1,244,063
1.13%, 08/15/2040	1,000,000	615,508
3.88%, 08/15/2040	1,200,000	1,104,328
1.88%, 11/15/2051	1,500,000	835,078
TOTAL U.S. TREASURY SECURITIES (Cost $17,729,741)		17,737,045

CORPORATE BONDS - 10.0%	Par	Value
Communication Services - 0.4%
Cable & Satellite - 0.1%
Comcast Corp., 6.50%, 11/15/2035	100,000	111,158

Integrated Telecommunication Services - 0.2%
AT&T, Inc., 4.90%, 08/15/2037	100,000	95,906
Verizon Communications, Inc., 4.27%, 01/15/2036	200,000	184,977
		280,883

Technology - 0.1%
T-Mobile USA, Inc., 5.05%, 07/15/2033	150,000	151,079
Total Communication Services		543,120

Consumer Discretionary - 0.7%
Automotive - 0.1%
General Motors Financial Co., Inc., 6.10%, 01/07/2034	100,000	102,972

Automotive Parts & Equipment - 0.1%
BorgWarner, Inc., 5.40%, 08/15/2034	100,000	101,192
Phinia, Inc., 6.75%, 04/15/2029 (b)	100,000	103,343
		204,535

Automotive Retail - 0.1%
O'Reilly Automotive, Inc., 4.70%, 06/15/2032	150,000	149,001

CORP - 0.1%
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	100,000	97,393

Home Improvement Retail - 0.1%
Lowe's Cos., Inc., 5.15%, 07/01/2033	100,000	102,094

Homebuilding - 0.2%
Meritage Homes Corp., 5.65%, 03/15/2035	150,000	150,537
PulteGroup, Inc., 6.38%, 05/15/2033	100,000	107,347
		257,884
Total Consumer Discretionary		913,879

Consumer Staples - 1.4%
Agricultural Products & Services - 0.1%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	200,000	181,121

Brewers - 0.1%
Molson Coors Beverage Co., 4.20%, 07/15/2046	100,000	79,850

Distillers & Vintners - 0.1%
Brown-Forman Corp., 4.00%, 04/15/2038	100,000	87,986
Constellation Brands, Inc., 4.90%, 05/01/2033	100,000	99,142
		187,128

Food & Beverage - 0.2%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 6.75%, 03/15/2034	93,000	101,583
Mars, Inc., 5.20%, 03/01/2035 (b)	200,000	202,496
		304,079

Food Retail - 0.1%
Kroger Co., 5.00%, 09/15/2034	100,000	99,347

Packaged Foods & Meats - 0.5%
Conagra Brands, Inc., 5.30%, 11/01/2038	100,000	95,787
J M Smucker Co., 6.20%, 11/15/2033	200,000	214,764
Kraft Heinz Foods Co., 6.88%, 01/26/2039	100,000	110,689
The Campbell's Co., 5.40%, 03/21/2034	100,000	101,623
Tyson Foods, Inc., 4.88%, 08/15/2034	100,000	97,506
		620,369

Soft Drinks & Non-alcoholic Beverages - 0.2%
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	200,000	204,844

Tobacco - 0.1%
Philip Morris International, Inc., 5.25%, 02/13/2034	100,000	102,048
Total Consumer Staples		1,778,786

Energy - 1.0%
Midstream - 0.1%
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	100,000	81,437
Plains All American Pipeline LP / PAA Finance Corp., 5.70%, 09/15/2034	100,000	102,001
		183,438

Oil & Gas Exploration & Production - 0.2%
Continental Resources, Inc., 5.75%, 01/15/2031 (b)	100,000	101,005
Greenfire Resources Ltd., 12.00%, 10/01/2028 (b)	40,000	42,279
Hess Corp., 7.13%, 03/15/2033	100,000	113,430
		256,714

Oil & Gas Storage & Transportation - 0.6%
Cheniere Energy Partners LP, 5.75%, 08/15/2034	100,000	102,748
Energy Transfer LP, 7.38%, 02/01/2031 (b)	100,000	104,798
Kinder Morgan, Inc., 5.95%, 08/01/2054	100,000	98,249
MPLX LP, 5.00%, 03/01/2033	100,000	98,660
ONEOK, Inc., 6.05%, 09/01/2033	100,000	104,972
Targa Resources Corp., 6.50%, 03/30/2034	100,000	107,512
Western Midstream Operating LP, 6.15%, 04/01/2033	100,000	104,127
Williams Cos., Inc., 5.65%, 03/15/2033	100,000	103,974
		825,040

Oil Field Services - 0.1%
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029 (b)	100,000	80,193
Total Energy		1,345,385

Financials - 3.4%
Commercial & Residential Mortgage Finance - 0.4%
Enact Holdings, Inc., 6.25%, 05/28/2029	100,000	103,818
NMI Holdings, Inc., 6.00%, 08/15/2029	100,000	102,735
Radian Group, Inc., 6.20%, 05/15/2029	250,000	259,890
		466,443

Consumer Finance - 0.3%
American Express Co., 5.28% to 07/26/2034 then SOFR + 1.42%, 07/26/2035	200,000	202,556
Capital One Financial Corp., 5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034	200,000	206,406
		408,962

Diversified Banks - 1.0%
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	250,000	211,908
Fifth Third Bancorp, 5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032	200,000	208,195
JPMorgan Chase & Co., 6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	300,000	326,172
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	300,000	311,814
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	300,000	309,721
		1,367,810

Diversified Capital Markets - 0.2%
UBS Group AG, 5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035 (b)	200,000	207,819

Finance Companies - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	150,000	135,982
Avolon Holdings Funding Ltd., 5.75%, 11/15/2029 (b)	100,000	102,996
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031 (b)	100,000	105,909
		344,887

Finance-Leasing Companies - 0.1%
GGAM Finance Ltd., 6.88%, 04/15/2029 (b)	100,000	103,633

Financial Exchanges & Data - 0.1%
MSCI, Inc., 3.25%, 08/15/2033 (b)	100,000	87,701

Investment Banking & Brokerage - 0.5%
Goldman Sachs Group, Inc., 3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	200,000	180,062
LPL Holdings, Inc., 4.00%, 03/15/2029 (b)	200,000	194,336
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	300,000	308,735
		683,133

Life & Health Insurance - 0.1%
MetLife, Inc., 6.50%, 12/15/2032	100,000	112,317

Regional Banks - 0.1%
M&T Bank Corp., 5.05% to 01/27/2033 then SOFR + 1.85%, 01/27/2034	200,000	197,493

Trading Companies & Distributors - 0.1%
Aircastle Ltd. / Aircastle Ireland DAC, 5.25%, 03/15/2030 (b)	150,000	151,328

Transaction & Payment Processing Services - 0.2%
Fiserv, Inc., 5.63%, 08/21/2033	100,000	104,024
Global Payments, Inc., 5.40%, 08/15/2032	150,000	153,196
		257,220
Total Financials		4,388,746

Health Care - 0.7%
Biotechnology - 0.1%
Amgen, Inc., 5.25%, 03/02/2033	100,000	102,437

Health Care Equipment - 0.3%
Baxter International, Inc., 2.54%, 02/01/2032	100,000	87,197
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	150,000	159,524
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	200,000	176,847
		423,568

Health Care Providers & Services - 0.1%
HCA, Inc., 5.45%, 09/15/2034	100,000	100,909

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc., 4.75%, 09/09/2034	100,000	98,458
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	100,000	92,002
		190,460

Pharmaceuticals - 0.1%
Royalty Pharma PLC, 3.30%, 09/02/2040	100,000	75,359
Total Health Care		892,733

Industrials - 0.9%
Aerospace & Defense - 0.1%
Northrop Grumman Corp., 5.20%, 06/01/2054	100,000	93,273
RTX Corp., 6.10%, 03/15/2034	100,000	108,158
		201,431

Air Freight & Logistics - 0.1%
United Parcel Service, Inc., 5.50%, 05/22/2054	100,000	97,060

Building Products - 0.0%(e)
Carrier Global Corp., 3.38%, 04/05/2040	100,000	79,424

Commercial Services - 0.1%
Ashtead Capital, Inc., 5.95%, 10/15/2033 (b)	200,000	207,276

Construction & Engineering - 0.1%
MasTec, Inc., 4.50%, 08/15/2028 (b)	100,000	98,696

Construction Machinery - 0.1%
United Rentals North America, Inc., 6.00%, 12/15/2029 (b)	100,000	102,494

Environmental & Facilities Services - 0.1%
Waste Management, Inc., 4.88%, 02/15/2034	100,000	101,421

Ground Transportation - 0.1%
Burlington Northern Santa Fe LLC, 4.13%, 06/15/2047	100,000	82,219

Rail Transportation - 0.1%
CSX Corp., 6.15%, 05/01/2037	100,000	108,627

Trading Companies & Distributors - 0.1%
GATX Corp., 5.50%, 06/15/2035	100,000	101,333
Total Industrials		1,179,981

Information Technology - 0.6%
Application Software - 0.0%(e)
Roper Technologies, Inc., 1.75%, 02/15/2031	100,000	85,897

Electronic Components - 0.1%
Amphenol Corp., 5.25%, 04/05/2034	100,000	102,965

Systems Software - 0.2%
Oracle Corp., 3.90%, 05/15/2035	150,000	135,397
VMware LLC, 2.20%, 08/15/2031	100,000	86,830
		222,227

Technology - 0.1%
IBM International Capital Pte Ltd., 4.90%, 02/05/2034	100,000	99,857

Technology Distributors - 0.1%
Arrow Electronics, Inc., 5.88%, 04/10/2034	100,000	103,332
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	100,000	99,849
		203,181

Wireless - 0.1%
Dell International LLC / EMC Corp., 5.75%, 02/01/2033	100,000	105,110
Total Information Technology		819,237

Materials - 0.6%
Construction Materials - 0.2%
CRH America Finance, Inc., 5.40%, 05/21/2034	200,000	205,177

Copper - 0.1%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	100,000	101,626

Fertilizers & Agricultural Chemicals - 0.1%
Mosaic Co., 5.63%, 11/15/2043	100,000	95,667
Nutrien Ltd., 2.95%, 05/13/2030	100,000	93,142
		188,809

Mining - 0.1%
Barrick International Barbados Corp., 6.35%, 10/15/2036 (b)	100,000	107,554

Steel - 0.1%
Nucor Corp., 5.10%, 06/01/2035	100,000	100,359
Total Materials		703,525

Real Estate - 0.2%
Telecom Tower REITs - 0.2%
American Tower Corp., 5.55%, 07/15/2033	150,000	154,800
Crown Castle, Inc., 5.10%, 05/01/2033	100,000	99,646
Total Real Estate		254,446

Utilities - 0.1%
Utilities - 0.1%
Vistra Operations Co. LLC, 6.00%, 04/15/2034 (b)	100,000	103,933
TOTAL CORPORATE BONDS (Cost $12,588,234)		12,923,771

COLLATERALIZED LOAN OBLIGATIONS - 7.0%	Par	Value
Anchorage Credit Funding Ltd., Series 2019-8A, Class BR, 3.01%, 07/25/2037 (b)	400,000	373,815
ARES CLO
Series 2020-57A, Class BR, 6.19% (3 mo. Term SOFR + 1.91%), 01/25/2035 (b)	1,050,000	1,052,925
Series 2023-68A, Class E, 12.83% (3 mo. Term SOFR + 8.55%), 04/25/2035 (b)	500,000	501,606
Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 6.07% (3 mo. Term SOFR + 1.81%), 07/15/2032 (b)	1,200,000	1,201,781
Carlyle Global Market Strategies, Series C17A, Class CR, 7.34% (3 mo. Term SOFR + 3.06%), 04/30/2031 (b)	1,000,000	1,003,592
Dryden Senior Loan Fund, Series 2018-64A, Class D, 7.18% (3 mo. Term SOFR + 2.91%), 04/18/2031 (b)	500,000	501,849
Golub Capital Partners CLO Ltd., Series 2023-69A, Class C, 8.30% (3 mo. Term SOFR + 4.00%), 11/09/2036 (b)	1,000,000	1,003,177
Jamestown CLO Ltd., Series 2018-11A, Class A2, 6.20% (3 mo. Term SOFR + 1.96%), 07/14/2031 (b)	1,030,000	1,033,492
Ocean Trails CLO, Series 2023-14A, Class D1R, 7.37% (3 mo. Term SOFR + 3.10%), 01/20/2038 (b)	580,000	580,747
Octagon Investment Partners Ltd., Series 2018-1A, Class C, 6.22% (3 mo. Term SOFR + 1.96%), 04/15/2031 (b)	500,000	501,532
Verdelite Static CLO Ltd., Series 2024-1A, Class D, 7.12% (3 mo. Term SOFR + 2.85%), 07/20/2032 (b)	500,000	500,801
Voya CLO Ltd., Series 2016-1A, Class BR, 6.33% (3 mo. Term SOFR + 2.06%), 01/20/2031 (b)	750,000	753,044
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,974,217)		9,008,361

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.5%	Par	Value
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, 7.66% (30 day avg SOFR US + 3.35%), 06/25/2043 (b)	500,000	521,436
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (b)(c)	1,624,748	1,324,005
Series 2023-PJ4, Class A15, 6.00%, 01/25/2054 (b)(c)	326,060	329,603
JP Morgan Mortgage Trust, Series 2021-1, Class A3, 2.50%, 06/25/2051 (b)(c)	442,656	360,950
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051 (b)(c)	1,153,065	932,522
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061 (b)(c)	568,933	473,088
RCKT Mortgage Trust, Series 2022-4, Class A2, 3.50%, 06/25/2052 (b)(c)	801,296	702,356
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065 (b)(c)	346,657	319,025
Series 2021-1, Class M1, 2.50%, 07/25/2061 (b)(c)	744,000	485,752
Western Alliance Bancorp, Series 2021-CL2, Class M3, 8.41% (30 day avg SOFR US + 4.10%), 07/25/2059 (b)	436,188	438,568
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,854,629)		5,887,305

CONVERTIBLE BONDS - 1.4%	Par	Value
Information Technology - 1.4%
Application Software - 1.4%
MicroStrategy, Inc., 0.00%, 03/01/2030 (b)(f)	1,500,000	1,764,550
TOTAL CONVERTIBLE BONDS (Cost $1,463,944)		1,764,550

SHORT-TERM INVESTMENTS - 2.2%		Value
Money Market Funds - 2.2%	Shares
First American Government Obligations Fund - Class X, 4.25% (g)	2,784,744	2,784,744
TOTAL SHORT-TERM INVESTMENTS (Cost $2,784,744)		2,784,744

TOTAL INVESTMENTS - 98.9% (Cost $126,694,122)		127,968,540
Other Assets in Excess of Liabilities - 1.1%		1,430,427
TOTAL NET ASSETS - 100.0%		$129,398,967
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $38,989,462 or 30.1% of the Fund’s net assets.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(d)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(e)	Represents less than 0.05% of net assets.
(f)	Zero coupon bonds make no periodic interest payments.
(g)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Strive Total Return Bond ETF
Schedule of Futures Contracts
June 30, 2025

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	189	09/19/2025	$21,191,625	$460,026
U.S. Treasury 5 Year Note	2	09/30/2025	218,000	1,774
U.S. Treasury Long Bonds	19	09/19/2025	2,193,906	95,824
Net Unrealized Appreciation (Depreciation)				$557,624

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Mortgage-Backed Securities	$–	$56,984,646	$–	$56,984,646
Asset-Backed Securities	–	20,878,118	–	20,878,118
U.S. Treasury Securities	–	17,737,045	–	17,737,045
Corporate Bonds	–	12,923,771	–	12,923,771
Collateralized Loan Obligations	–	9,008,361	–	9,008,361
Collateralized Mortgage Obligations	–	5,887,305	–	5,887,305
Convertible Bonds	–	1,764,550	–	1,764,550
Money Market Funds	2,784,744	–	–	2,784,744
Total Investments	$2,784,744	$125,183,796	$–	$127,968,540

Other Financial Instruments:
Futures Contracts*	$557,624	$–	$–	$557,624
Total Other Financial Instruments	$557,624	$–	$–	$557,624

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings as of June 30, 2025
(% of Net Assets)
Mortgage-Backed Securities	$56,984,646	44.0%
Asset-Backed Securities	20,878,118	16.1
U.S. Treasury Securities	17,737,045	13.7
Corporate Bonds	12,923,771	10.0
Collateralized Loan Obligations	9,008,361	7.0
Collateralized Mortgage Obligations	5,887,305	4.5
Convertible Bonds	1,764,550	1.4
Money Market Funds	2,784,744	2.2
Other Assets in Excess of Liabilities	1,430,427	1.1
	$129,398,967	100.0%

  The accompanying notes are an integral part of these financial statements.